SHARE-BASED COMPENSATION - Summary of Option Activity under ESOP (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Number of options, Beginning balance	36,055,258	25,946,770	18,510,727
Number of options, Granted		13,613,000	8,454,422
Number of options, Exercised	(1,285,640)	(1,817,288)	(737,228)
Number of options, Forfeited	(856,922)	(1,687,224)	(281,151)
Number of options, Ending balance	33,912,696	36,055,258	25,946,770
Weighted average exercise price, Beginning balance	¥ 2	¥ 8	¥ 12
Weighted average exercise price, Granted		5	8
Weighted average exercise price, Exercised	2	4	11
Weighted average exercise price, Forfeited	2	6	9
Weighted average exercise price, Ending balance	2	2	8
Weighted average grant date fair value, Beginning balance	20	25	26
Weighted average grant date fair value, Granted		10	22
Weighted average grant date fair value, Exercised	22	25	30
Weighted average grant date fair value, Forfeited	9	20	22
Weighted average grant date fair value, Ending balance	¥ 20	¥ 20	¥ 25
Aggregate Intrinsic Value, Exercised	¥ 2,708,085	¥ 5,086,872	¥ 13,715,140
Vested or expected to vest, Number of options	33,354,223
Vested or expected to vest, Weighted average exercise price	¥ 2
Vested or expected to vest , Aggregate Intrinsic Value	¥ 50,890,823
Exercisable, Number of options	26,599,071
Exercisable, Weighted average exercise price	¥ 2
Exercisable, Aggregate Intrinsic Value	¥ 40,584,025